Federated Hermes MDT Market Neutral Fund
Portfolio of Investments
September 30, 2021 (unaudited)
Shares			Value
		COMMON STOCKS—61.0%
		Communication Services—3.7%
325	[1]	Alphabet, Inc., Class A	$868,894
2,577	[1]	Altice USA, Inc.	53,395
48,354	[1]	Cars.com, Inc.	611,678
3,429	[1]	Discovery, Inc., Class A	87,028
2,950		Electronic Arts, Inc.	419,638
1,985	[1]	EverQuote, Inc.	36,981
953	[1]	IAC/InteraActiveCorp.	124,166
3,319		News Corp., Inc., Class A	78,096
1,662	[1]	Take-Two Interactive Software, Inc.	256,064
1,026		ViacomCBS, Inc., Class B	40,537
11,186	[1]	Yelp, Inc.	416,567
		TOTAL	2,993,044
		Consumer Discretionary—6.6%
429	[1]	Brinker International, Inc.	21,042
7,633		Camping World Holdings, Inc.	296,695
134	[1]	Chipotle Mexican Grill, Inc.	243,548
950	[1]	CROCs, Inc.	136,306
938		Dick’s Sporting Goods, Inc.	112,344
806		Domino’s Pizza, Inc.	384,430
265	[1]	Floor & Decor Holdings, Inc.	32,009
30,050	[1]	Ford Motor Co.	425,508
5,893	[1]	Funko, Inc.	107,312
10,933	[1]	G-III Apparel Group Ltd.	309,404
2,462	[1]	Goodyear Tire & Rubber Co.	43,577
872		Installed Building Products, Inc.	93,435
1,667	[1]	iRobot Corp.	130,860
1,583		Jack in the Box, Inc.	154,073
613	[1]	Lovesac Co./The	40,513
13,497		Macy’s, Inc.	305,032
12,391	[1]	PlayAGS, Inc.	97,641
1,020	[1]	Red Rock Resorts, Inc.	52,244
1,151	[1]	Revolve Group, Inc.	71,097
1,887	[1]	Scientific Games Corp.	156,753
5,169	[1]	SeaWorld Entertainment, Inc.	285,949
2,685		Shutterstock, Inc.	304,264
562	[1]	Skyline Corp.	33,754
12,724	[1]	Sonos, Inc.	411,749
3,304		Wingstop, Inc.	541,625
5,090	[1]	YETI Holdings, Inc.	436,162
		TOTAL	5,227,326
		Consumer Staples—0.6%
4,195		Energizer Holdings, Inc.	163,815
3,088		Nu Skin Enterprises, Inc., Class A	124,971
5,730	[1]	Sprouts Farmers Market, Inc.	132,764
1,104	[1]	United Natural Foods, Inc.	53,456
		TOTAL	475,006

Shares			Value
		COMMON STOCKS—continued
		Energy—2.4%
15,938	[1]	CONSOL Energy, Inc.	$414,707
24,323		Marathon Oil Corp.	332,495
775	[1]	Nabors Industries Ltd.	74,772
19,169	[1]	Oceaneering International, Inc.	255,331
22,916	[1]	Peabody Energy Corp.	338,927
10,370	[1]	Penn Virginia Corp.	276,568
15,995	[1]	Propetro Holding Corp.	138,357
1,118		Targa Resources, Inc.	55,017
		TOTAL	1,886,174
		Financials—4.7%
1,919		Artisan Partners Asset Management, Inc.	93,877
1,228		Axis Capital Holdings Ltd.	56,537
10,950	[1]	Brighthouse Financial, Inc.	495,269
581		Carlyle Group LP/The	27,470
2,872		Chimera Investment Corp.	42,649
1,074	[1]	Green Dot Corp.	54,054
3,150		Interactive Brokers Group, Inc., Class A	196,371
783		KKR & Co., Inc., Class Common	47,669
1,979		MSCI, Inc., Class A	1,203,905
5,279		ProAssurance Corp.	125,535
2,015		Selective Insurance Group, Inc.	152,193
522		Signature Bank	142,130
440	[1]	Silvergate Capital Corp.	50,820
8,478		Tradeweb Markets, Inc.	684,853
821	[1]	Upstart Holdings, Inc.	259,797
3,988		Virtu Financial, Inc.	97,427
		TOTAL	3,730,556
		Health Care—14.2%
5,250		AbbVie, Inc.	566,317
12,470	[1]	Akebia Therapeutics, Inc.	35,914
211	[1]	Align Technology, Inc.	140,406
1,594	[1]	Alnylam Pharmaceuticals, Inc.	300,963
7,981	[1]	AnaptysBio, Inc.	216,445
3,066	[1]	Apellis Pharmaceuticals, Inc.	101,055
1,988	[1]	Arcus Biosciences, Inc.	69,322
9,047	[1]	Avantor, Inc.	370,022
3,719	[1]	Biohaven Pharmaceutical Holding Co. Ltd.	516,606
1,193		Bruker Corp.	93,173
21,452	[1]	Community Health Systems, Inc.	250,988
502	[1]	Cortexyme, Inc.	46,013
3,579	[1]	Cue Biopharma, Inc.	52,146
1,394	[1]	Denali Therapeutics, Inc.	70,327
447	[1]	Dexcom, Inc.	244,446
5,290	[1]	Envista Holdings Corp.	221,175
800	[1]	IDEXX Laboratories, Inc.	497,520
1,306	[1]	Inari Medical, Inc.	105,917
3,802	[1]	Intellia Therapeutics, Inc.	510,038
3,291	[1]	IQVIA Holdings, Inc.	788,326
832	[1]	Karuna Therapeutics, Inc.	101,779
4,939	[1]	Kiniksa Pharmaceuticals Ltd.	56,255
1,472	[1]	Krystal Biotech, Inc.	76,853
2,675	[1]	Maravai LifeSciences Holdings, Inc.	131,289

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
2,250		McKesson Corp.	$448,605
629	[1]	Moderna, Inc.	242,077
4,648	[1]	Myriad Genetics, Inc.	150,084
1,269	[1]	Neurocrine Biosciences, Inc.	121,710
463	[1]	OptimizeRX Corp.	39,610
6,173	[1]	Organogenesis Holdings, Inc.	87,904
1,499	[1]	Orthofix Medical, Inc.	57,142
1,649	[1]	Pacira BioSciences, Inc.	92,344
4,690	[1]	Progyny, Inc.	262,640
3,329	[1]	Protagonist Therapeutics, Inc.	58,990
13,217	[1]	Puma Biotechnology, Inc.	92,651
5,044	[1]	SAGE Therapeutics, Inc.	223,500
3,926	[1]	Shockwave Medical, Inc.	808,285
4,141	[1]	Tandem Diabetes Care, Inc.	494,353
1,915	[1]	TransMedics Group, Inc.	63,367
961	[1]	United Therapeutics Corp.	177,381
3,871	[1]	Veeva Systems, Inc.	1,115,506
2,045	[1]	Vertex Pharmaceuticals, Inc.	370,943
1,404	[1]	Xencor, Inc.	45,855
3,950		Zoetis, Inc.	766,853
		TOTAL	11,283,095
		Industrials—6.5%
1,358	[1]	AAR Corp.	44,040
1,098		Allegion PLC	145,134
6,246		Apogee Enterprises, Inc.	235,849
14,629	[1]	Astronics Corp.	205,684
1,147	[1]	Atkore, Inc.	99,697
1,597	[1]	Atlas Air Worldwide Holdings, Inc.	130,443
353	[1]	Avis Budget Group, Inc.	41,128
8,342	[1]	BlueLinx Holdings, Inc.	407,757
4,982		Carrier Global Corp.	257,868
11,486	[1]	CIRCOR International, Inc.	379,153
4,424	[1]	DXP Enterprises, Inc.	130,818
2,628		Ennis, Inc.	49,538
1,432	[1]	Generac Holdings, Inc.	585,215
915		Insperity, Inc.	101,327
58		Lennox International, Inc.	17,062
13,020		Otis Worldwide Corp.	1,071,286
13,059		Pitney Bowes, Inc.	94,155
1,985		Ryder System, Inc.	164,179
2,478		TransUnion	278,304
1,648	[1]	TriNet Group, Inc.	155,868
12,108	[1]	Triumph Group, Inc.	225,572
4,370	[1]	XPO Logistics, Inc.	347,765
		TOTAL	5,167,842
		Information Technology—18.9%
1,531		Alliance Data Systems Corp.	154,463
1,654	[1]	Ambarella, Inc.	257,594
1,104	[1]	Arista Networks, Inc.	379,379
3,900	[1]	Arrow Electronics, Inc.	437,931
4,562	[1]	Asana, Inc.	473,718
3,158	[1]	Atlassian Corp. PLC	1,236,104

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
10,700		Avnet, Inc.	$395,579
2,146		Bentley Systems, Inc.	130,133
994	[1]	Blackbaud, Inc.	69,928
9,275	[1]	CloudFlare, Inc.	1,044,829
8,297	[1]	Commvault Systems, Inc.	624,847
3,722	[1]	Crowdstrike Holdings, Inc.	914,793
7,293	[1]	Datadog, Inc.	1,030,866
181	[1]	DocuSign, Inc.	46,595
3,931	[1]	Domo, Inc.	331,934
16,450	[1]	Dropbox, Inc.	480,669
7,645	[1]	Dynatrace Holdings LLC	542,566
772	[1]	Elastic N.V.	115,020
2,013	[1]	EPAM Systems, Inc.	1,148,376
2,468	[1]	Fortinet, Inc.	720,755
48	[1]	Globant SA	13,488
1,958	[1]	HubSpot, Inc.	1,323,784
2,369	[1]	MA-COM Technology Solutions Holdings, Inc.	153,677
653	[1]	Paycom Software, Inc.	323,725
2,046	[1]	Paylocity Corp.	573,698
5,092	[1]	Plantronics, Inc.	130,915
708	[1]	Pure Storage, Inc.	17,813
1,166	[1]	Qualys, Inc.	129,764
2,613	[1]	Rapid7, Inc.	295,321
75	[1]	Sitime Corp.	15,313
5,242	[1]	Sprout Social, Inc.	639,262
3,305	[1]	SunPower Corp.	74,957
1,073	[1]	Varonis Systems, Inc.	65,292
2,432	[1]	Workiva, Inc.	342,815
1,617	[1]	Zscaler, Inc.	424,010
		TOTAL	15,059,913
		Materials—2.3%
3,823	[1]	Alcoa Corp.	187,098
21,105	[1]	Allegheny Technologies, Inc.	350,976
10,084	[1]	Berry Global Group, Inc.	613,914
19,508		Chemours Co./The	566,902
1,825	[1]	Koppers Holdings, Inc.	57,050
675		Reliance Steel & Aluminum Co.	96,133
		TOTAL	1,872,073
		Real Estate—1.1%
8,057		Gaming and Leisure Properties, Inc.	373,200
9,375		Macerich Co. (The)	156,656
2,573		National Storage Affiliates Trust	135,829
405		SBA Communications Corp.	133,881
1,116		SL Green Realty Corp.	79,058
		TOTAL	878,624
		TOTAL COMMON STOCKS (IDENTIFIED COST $46,066,089)	48,573,653
		TOTAL INVESTMENT IN SECURITIES—61.0% (IDENTIFIED COST $46,066,089)	48,573,653
		OTHER ASSETS AND LIABILITIES - NET—39.0%[2]	31,009,923
		TOTAL NET ASSETS—100%	$79,583,576

SECURITIES SOLD SHORT—(50.9)%
Shares		Value
	Communication Services—(1.7)%
1,375	ATN International, Inc.	$64,419
2,666	Bandwidth, Inc.	240,687
15	Cable One, Inc.	27,197
3,997	Cardlytics, Inc.	335,508
2,808	Cinemark Holdings, Inc.	53,942
15,906	E.W. Scripps Co.	287,262
1,178	Madison Square Garden Entertainment Corp.	85,605
7,535	Sinclair Broadcast Group, Inc.	238,709
2,045	Tegna, Inc.	40,327
	TOTAL	1,373,656
	Consumer Discretionary—(5.0)%
1,823	Callaway Golf Co.	50,369
10,827	Coursera, Inc.	342,675
10,987	DraftKings, Inc.	529,134
2,146	GrowGeneration Corp.	52,942
2,161	Guess ?, Inc.	45,403
4,942	K12, Inc.	177,615
29,207	Las Vegas Sands Corp.	1,068,976
414	Lithia Motors, Inc.	131,255
5,222	MGM Resorts International	225,329
897	Norwegian Cruise Line Holdings Ltd.	23,959
1,438	Ollie’s Bargain Outlet Holding, Inc.	86,683
4,902	Peloton Interactive, Inc.	426,719
3,065	Royal Caribbean Cruises, Ltd.	272,632
6,199	The RealReal, Inc.	81,703
15,362	Vroom, Inc.	339,039
1,442	Wynn Resorts Ltd.	122,209
	TOTAL	3,976,642
	Consumer Staples—(0.8)%
5,700	Beyond Meat, Inc.	599,982
	Energy—(1.8)%
4,262	Brigham Minerals, Inc.	81,660
15,142	CNX Resources Corp.	191,092
4,559	Delek US Holdings, Inc.	81,925
20,507	Equitrans Midstream Corp.	207,941
4,247	Green Plains, Inc.	138,665
6,070	Liberty Oilfield Services, Inc.	73,629
8,868	Murphy Oil Corp.	221,434
4,554	New Fortress Energy, Inc.	126,374
3,968	ONEOK, Inc.	230,104
281	Pioneer Natural Resources, Inc.	46,789
	TOTAL	1,399,613
	Financials—(3.6)%
2,879	Amerant Bancorp, Inc.	71,227
2,678	American Financial Group, Inc.	336,973
2,884	Ameris Bancorp	149,622
7,200	Assured Guaranty Ltd.	337,032
14,441	BGC Partners, Inc., Class A	75,238
4,369	Cannae Holdings, Inc.	135,920
1,386	Erie Indemnity Co.	247,290
4,343	GoHealth, Inc.	21,845

Shares		Value
	Financials—continued
1,560	Goosehead Insurance, Inc.	$237,572
441	Lemonade, Inc.	29,551
3,816	LendingTree, Inc.	533,591
2,044	Open Lending	73,727
840	Palomar Holdings, Inc.	67,897
13,617	Redwood Trust, Inc.	175,523
5,237	SelectQuote, Inc.	67,714
1,741	SLM Corp.	30,642
2,777	StoneX Group, Inc.	183,004
4,254	TPG RE Finance Trust, Inc.	52,665
	TOTAL	2,827,033
	Health Care—(12.1)%
2,483	Accolade, Inc.	104,708
22,309	AdaptHealth Corp.	519,577
2,440	Adaptive Biotechnologies Corp.	82,936
8,099	Aerie Pharmaceuticals, Inc.	92,329
4,037	Allogene Therapeutics, Inc.	103,751
4,291	American Well Corp.	39,091
2,313	Arcturus Therapeutics Holdings, Inc.	110,515
8,164	Berkeley Lights, Inc.	159,688
757	BioAtla, Inc.	22,286
2,682	Coherus Biosciences, Inc.	43,100
4,042	Cryoport, Inc.	268,833
7,732	Elanco Animal Health, Inc.	246,573
352	Glaukos Corp.	16,956
5,477	Global Blood Therapeutics, Inc.	139,554
10,742	Guardant Health, Inc.	1,342,857
11,402	Haemonetics Corp.	804,867
10,530	Harmony Biosciences Holdings, Inc.	403,615
7,325	Heron Therapeutics, Inc.	78,304
4,343	Insmed, Inc.	119,606
7,502	Invitae Corp.	213,282
10,929	Iovance Biotherapeutics, Inc.	269,509
256	iRhythm Technologies, Inc.	14,991
9,850	Karyopharm Therapeutics, Inc.	57,327
2,018	Kodiak Sciences, Inc.	193,688
1,333	Kymera Therapeutics, Inc.	78,300
1,453	Livanova PLC	115,063
691	Mirati Therapeutics, Inc.	122,245
7,362	Nektar Therapeutics	132,222
404	Nevro Corp.	47,018
6,100	Oak Street Health, Inc.	259,433
6,881	Outset Medical, Inc.	340,197
9,522	PTC Therapeutics, Inc.	354,314
4,251	Pulmonx Corp.	152,951
2,409	Reata Pharmaceuticals, Inc.	242,369
5,816	REGENXBIO, Inc.	243,807
1,168	Revolution Medicines, Inc.	32,132
2,573	Sana Biotechnology, Inc.	57,944
4,250	Sarepta Therapeutics, Inc.	393,040
2,901	Schrodinger, Inc.	158,627
7,593	Teladoc, Inc.	962,868
2,113	Ultragenyx Pharmaceutical, Inc.	190,571

Shares		Value
	Health Care—continued
3,409	Vapotherm, Inc.	$75,918
842	Veracyte, Inc.	39,111
5,357	Viatris, Inc.	72,587
1,594	Vir Biotechnology, Inc.	69,371
4,702	Xbiotech, Inc.	60,891
	TOTAL	9,648,922
	Industrials—(6.1)%
23,187	Air Lease Corp.	912,177
1,770	Arcosa, Inc.	88,801
8,565	Array Technologies, Inc.	158,624
2,685	Bloom Energy Corp.	50,263
46,262	Clarivate PLC	1,013,138
3,189	Delta Air Lines, Inc.	135,883
22,996	Fluor Corp.	367,246
2,759	Heartland Express, Inc.	44,199
3,297	Hydrofarm Holdings Group, Inc.	124,792
2,390	Kirby Corp.	114,624
307	RBC Bearings, Inc.	65,145
4,728	Stericycle, Inc.	321,362
6,497	SunRun, Inc.	285,868
2,665	TPI Composites, Inc.	89,944
18,698	Uber Technologies, Inc.	837,671
5,334	United Airlines Holdings, Inc.	253,738
	TOTAL	4,863,475
	Information Technology—(16.6)%
2,152	8x8, Inc.	50,335
1,111	Alkami Technology, Inc.	27,420
6,401	Alteryx, Inc.	467,913
1,964	Anaplan, Inc.	119,588
1,395	Appian Corp.	129,052
12,040	BigCommerce Holdings, Inc.	609,706
11,148	Black Knight, Inc.	802,656
4,113	C3.AI, Inc.	190,596
11,255	Citrix Systems, Inc.	1,208,449
5,402	Coupa Software, Inc.	1,184,010
6,750	Cree, Inc.	544,928
3,426	Digital Turbine, Inc.	235,538
1,599	E2open Parent Holdings, Inc.	18,069
12,576	Fastly, Inc.	508,573
1,213	Itron, Inc.	91,739
628	LiveRamp Holdings, Inc.	29,660
183	Okta, Inc.	43,433
1,382	ON24, Inc.	27,557
12,030	Palantir Technologies, Inc.	289,201
1,688	Par Technology Corp.	103,829
8,511	Ping Identity Holding Corp.	209,115
1,933	Q2 Holdings, Inc.	154,911
1,516	RingCentral, Inc.	329,730
452	Silicon Laboratories, Inc.	63,352
1,635	SolarWinds Corp.	27,354
8,785	Splunk, Inc.	1,271,277
24,764	StoneCo Ltd.	859,806
9,872	Sumo Logic, Inc.	159,137

Shares		Value
	Information Technology—continued
3,959	Twilio, Inc.	$1,263,119
2,249	Unity Software, Inc.	283,936
30,018	Veeco Instruments, Inc.	666,700
8,174	ViaSat, Inc.	450,142
194	WEX, Inc.	34,171
1,690	Wix.com Ltd.	331,189
23,318	Yext, Inc.	280,516
567	Zoom Video Communications, Inc.	148,271
	TOTAL	13,214,978
	Materials—(1.5)%
2,484	Carpenter Technology Corp.	81,326
10,128	Cleveland-Cliffs, Inc.	200,636
2,037	Livent Corp.	47,075
2,211	MP Materials Corp.	71,261
31,914	NOVAGOLD Resources, Inc.	219,568
2,302	Quaker Chemical Corp.	547,231
	TOTAL	1,167,097
	Real Estate—(1.6)%
465	Americold Realty Trust	13,508
6,121	Howard Hughes Corp.	537,485
9,460	Redfin Corp.	473,946
3,294	Ryman Hospitality Properties	275,708
	TOTAL	1,300,647
	Utilities—(0.1)%
979	Essential Utilities, Inc.	45,112
3,571	Vistra Corp.	61,064
	TOTAL	106,176
	Total Securities Sold Short (PROCEEDS $41,102,521)	$40,478,221
The Value of Securities Sold Short is included in “Other Assets and Liabilities—Net.”
An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended September 30, 2021, were as follows:
	Value as of 12/31/2020	Purchases at Cost	Proceeds from Sales
Information Technology:
Domo, Inc.	$—	$320,110	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$—	$320,110	$—

Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 9/30/2021	Shares Held as of 9/30/2021	Dividend Income

$11,824	$—	$331,934	3,931	$—
$11,824	$—	$331,934	3,931	$—

1	Non-income-producing security.
2	Assets, other than investments in securities, less liabilities. A significant portion of this balance is the result of securities sold short transaction as of September 30, 2021.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.

■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
At September 30, 2021, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.